Consolidated Balance Sheets - USD ($)	May 31, 2024	May 31, 2023
Current assets
Cash and cash equivalents	$ 70,276	$ 180,468
Accounts receivable	89,281
Prepaid expenses and other current assets	120,139	30,805
Total current assets	279,696	211,273
Property and equipment, net	40,857	59,631
Right of use asset, net	61,519	53,069
Intangible assets	197,761	197,761
Total assets	579,833	521,734
Current liabilities
Accounts payable and accrued expenses	148,648	39,651
Lease liability, current	40,178	35,367
Total current liabilities	188,826	75,018
Convertible notes payable to founder	614,182	400,646
Lease liability, noncurrent	22,036	19,732
Income taxes payable	159,519	46,572
Total liabilities	984,563	541,968
Commitments and contingencies (Note 9)
Stockholders’ deficit
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued or outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 4,440,891 issued and outstanding at May 31, 2024 and 2023	4,441	4,441
Additional paid in capital	4,670,165	4,440,256
Accumulated deficit	(5,079,336)	(4,464,931)
Total stockholders’ deficit	(404,730)	(20,234)
Total liabilities and stockholders’ deficit	$ 579,833	$ 521,734